UNSECURED DEBT AND RELATED DERIVATIVES - Unsecured debentures and term loans (Details) $ in Thousands, $ in Millions	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)	Aug. 30, 2021 CAD ($)	Dec. 18, 2020 USD ($)	Jun. 04, 2020 USD ($)	Dec. 19, 2018 USD ($)	Dec. 12, 2018 CAD ($)	Dec. 20, 2016 CAD ($)
Unsecured debentures and term loans, net
Amortized cost	$ 2,983,637	$ 2,425,089
Principal issued and outstanding	2,991,651	2,434,136
Non-current	2,583,930	2,425,089
Current	399,707	0
Unsecured Debentures and Term Loans, Net	2,983,637	2,425,089
2023 Debentures
Unsecured debentures and term loans, net
Amortized cost	399,707	399,387
Principal issued and outstanding	400,000	400,000						$ 400,000
Unsecured Debentures and Term Loans, Net	399,707	399,387
2027 Debentures
Unsecured debentures and term loans, net
Amortized cost	498,057	497,618
Principal issued and outstanding	500,000	500,000			$ 500.0
Unsecured Debentures and Term Loans, Net	498,057	497,618
2028 Debentures
Unsecured debentures and term loans, net
Amortized cost	497,806	497,420
Principal issued and outstanding	500,000	500,000	$ 500,000
Unsecured Debentures and Term Loans, Net	497,806	497,420
2030 Debentures
Unsecured debentures and term loans, net
Amortized cost	497,616	497,317
Principal issued and outstanding	500,000	500,000		$ 500.0
Unsecured Debentures and Term Loans, Net	497,616	497,317
2024 Term Loan
Unsecured debentures and term loans, net
Amortized cost	250,088	233,740
Principal issued and outstanding	250,351	234,136				$ 185.0
Unsecured Debentures and Term Loans, Net	250,088	233,740
2025 Term Loan
Unsecured debentures and term loans, net
Amortized cost	540,677	0
Principal issued and outstanding	541,300	0
Unsecured Debentures and Term Loans, Net	540,677	0
2026 Term Loan
Unsecured debentures and term loans, net
Amortized cost	299,686	299,607
Principal issued and outstanding	300,000	300,000					$ 300,000
Unsecured Debentures and Term Loans, Net	$ 299,686	$ 299,607